Other assets-Other / Other liabilities - Estimated amortization expenses for next five years (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Other assets-Other / Other liabilities [Abstract]
2021	¥ 4,050
2022	3,296
2023	181
2024	177
2025	¥ 174